Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment
Machinery and equipment	$ 241,125	$ 254,206
Buildings and leasehold improvements	15,833	16,399
Furniture and fixtures	3,089	3,612
Property and Equipment Gross Total	260,047	274,217
Less accumulated depreciation	(202,457)	(214,697)
Property and Equipment Total	$ 57,590	$ 59,520